Valuation And Qualifying Accounts (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for Doubtful Accounts Receivable, Charge-offs	$ 49,000
Allowance for Doubtful Accounts Receivable, Recoveries	$ 1,000